STOCK-BASED COMPENSATION ( Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Legacy Plan
Number of options
Granted (in shares)	0
Employees | Legacy Plan
Number of options
Outstanding at the beginning of the period (in shares)	12,185,210
Consultant has become employee (in shares)	(628,509)
Granted (in shares)	1,590,997
Forfeited (in shares)	(257,574)
Expired (in shares)	(51,018)
Exercised (in shares)	(2,973,476)
Outstanding at the end of the period (in shares)	11,122,648	12,185,210
Exercisable options at the end of the period (in shares)	7,139,268
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the period (in USD per share)	$ 0.37
Consultant has become employee (in USD per share)	0.61
Granted (in USD per share)	2.81
Forfeited (in USD per share)	0.91
Expired (in USD per share)	0.59
Exercised (in USD per share)	0.50
Outstanding at the end of the period (in USD per share)	0.82	$ 0.37
Exercisable exercise price at the end of the period (in USD per share)	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding option, weighted average remaining contractual term (in years)	6 years 10 months 13 days	7 years 2 months 12 days
Outstanding exercisable, weighted average remaining contractual term (in years)	5 years 8 months 23 days
Outstanding intrinsic value at the beginning of the period	$ 3,100
Outstanding intrinsic value at the end of the period	64,818	$ 3,100
Outstanding exercisable intrinsic value at the end of the period	$ 43,862
Consultants | Stock Option Plan
Number of options
Outstanding at the beginning of the period (in shares)	1,019,318
Consultant has become employee (in shares)	(628,509)
Granted (in shares)	99,628
Forfeited (in shares)	(27,581)
Expired (in shares)	0
Exercised (in shares)	(283,229)
Outstanding at the end of the period (in shares)	179,627	1,019,318
Exercisable options at the end of the period (in shares)	123,515
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the period (in USD per share)	$ 0.51
Consultant has become employee (in USD per share)	0.61
Granted (in USD per share)	2.81
Forfeited (in USD per share)	0.61
Expired (in USD per share)	0
Exercised (in USD per share)	1.22
Outstanding at the end of the period (in USD per share)	0.31	$ 0.51
Exercisable exercise price at the end of the period (in USD per share)	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding option, weighted average remaining contractual term (in years)	2 years 4 months 2 days	6 years 3 months 25 days
Outstanding exercisable, weighted average remaining contractual term (in years)	2 years 3 months 29 days
Outstanding intrinsic value at the beginning of the period	$ 213
Outstanding intrinsic value at the end of the period	1,139	$ 213
Outstanding exercisable intrinsic value at the end of the period	$ 778